Defined benefit plans (Detail 8) - yr		Dec. 31, 2017	Dec. 31, 2016
Switzerland | aged 65 | BVG 2015 G with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	21.6	21.5
Life expectancy at age 65 for a female member currently	[1]	23.4	23.4
Switzerland | aged 45 | BVG 2015 G with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23	22.9
Life expectancy at age 65 for a female member currently	[1]	24.9	24.9
UK | aged 65 | S2PA adjusted with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	23.4	23.7
Life expectancy at age 65 for a female member currently	[2]	25.2	25.6
UK | aged 45 | S2PA adjusted with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.6	25
Life expectancy at age 65 for a female member currently	[2]	26.5	27.4
USA | aged 65 | RP2014 WCHA with MP2017 projection scale
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	22.8	22.9
Life expectancy at age 65 for a female member currently	[3]	24.4	24.5
USA | aged 45 | RP2014 WCHA with MP2017 projection scale
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	24.4	24.4
Life expectancy at age 65 for a female member currently	[3]	26	26.1
Germany | aged 65 | Dr. K. Heubeck 2005 G
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.3	20.1
Life expectancy at age 65 for a female member currently		24.3	24.2
Germany | aged 45 | Dr. K. Heubeck 2005 G
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		22.9	22.8
Life expectancy at age 65 for a female member currently		26.8	26.7
UBS AG | Switzerland | aged 65 | BVG 2015 G with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	21.6	21.5
Life expectancy at age 65 for a female member currently	[1]	23.4	23.4
UBS AG | Switzerland | aged 45 | BVG 2015 G with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23	22.9
Life expectancy at age 65 for a female member currently	[1]	24.9	24.9
UBS AG | UK | aged 65 | S2PA adjusted with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	23.4	23.7
Life expectancy at age 65 for a female member currently	[2]	25.2	25.6
UBS AG | UK | aged 45 | S2PA adjusted with CMI 2016 projections
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.6	25
Life expectancy at age 65 for a female member currently	[2]	26.5	27.4
UBS AG | USA | aged 65 | RP2014 WCHA with MP2017 projection scale
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	22.8	22.9
Life expectancy at age 65 for a female member currently	[3]	24.4	24.5
UBS AG | USA | aged 45 | RP2014 WCHA with MP2017 projection scale
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	24.4	24.4
Life expectancy at age 65 for a female member currently	[3]	26	26.1
UBS AG | Germany | aged 65 | Dr. K. Heubeck 2005 G
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.3	20.1
Life expectancy at age 65 for a female member currently		24.3	24.2
UBS AG | Germany | aged 45 | Dr. K. Heubeck 2005 G
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		22.9	22.8
Life expectancy at age 65 for a female member currently		26.8	26.7

[1]	In 2016, the mortality table BVG 2015 G with proposed CMI 2016 was used.
[2]	In 2016, the mortality table S2PA with CMI 2015 projections was used.
[3]	In 2016, the mortality table RP2014 WCHA with MP2016 projection scale was used.